1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

July 29, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Goldman Sachs Trust (the “Trust”)

       File Nos. 033-17619 and 811-05349

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, the Trust hereby files via EDGAR a copy of the preliminary proxy materials for the Trust’s Special Meeting of Shareholders of the Goldman Sachs Commodity Strategy Fund. No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 202.261.3458.

Sincerely,

/s/ Brenden P. Carroll
Brenden P. Carroll